RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid to key management personnel
The following table sets forth the total compensation to our Board of Directors, Group Chief Executive Officer, Group Chief Financial Officer and Group General Counsel, who are considered to be key management personnel of the Company, as defined by IAS 24, Related Party Disclosures, as well as other senior managers of the Company:

	2022	2021	2020

Short-term employee benefits	21	39	35
Long-term employee benefits	—	—	1
Share-based payment*	9	9	—
Termination benefits	—	7	4
Total compensation to the Board of Directors and senior management**	30	55	40
*Share-based payment in 2022 and 2021 represent the expense under the Deferred Shares Plan, Short-Term Incentive Scheme (share awards), and Long-Term Incentive Plan, see further details below.

** The number of directors and senior managers vary from year to year. The group of individuals we consider to be senior managers has changed in recent years, including a determination that the chief executive officers of our operating companies should no longer be classified as senior managers. As a result, for 2022 reporting, we have changed the total compensation perimeter for the Board of Directors and senior managers to reflect this internal view. Total compensation paid to the Board of Directors and senior management approximates the amount charged in the consolidated income statement for that year with the exception of the share-based payment in 2022 and 2021.

Schedule of compensation paid to key management board members	The following table sets forth the total remuneration expense to the Group Executive Committee for the periods indicated (gross amounts in whole euro and whole US$ equivalents). For further details on compensation and changes to the Board of Directors and Group Executive Committee, please refer to the Explanatory notes below.

In whole euros	Kaan Terzioglu	Serkan Okandan	Victor Biryukov	Omiyinka Doris	Joop Brakenhoff	Michael Schulz	Dmitry Shvets	Matthieu Galvani	Alex Bolis	Sergio Herrero	Ursula Burns	Murat Kirkgoz	Alex Kazbegi	Scott Dresser
	Group CEO**	Group CFO**	Group General Counsel**	Acting Group General Counsel**	Group Chief Internal Audit & Compliance Officer	Group Chief People Officer	Group Head of Portfolio Management	Chief Corporate Affairs Officer	Group Head of Corporate Development, Communications and Investor Relations	Former Co-GCEO**	Former Group CEO**	Former Deputy Group CFO**	Former Chief Strategy Officer	Former Group General Counsel**
2022
Short-term employee benefits
Base salary	1,323,000	1,296,000	645,865	77,583	540,000	565,000	647,070	150,000	187,500	—	—	—	—	—
Annual incentive	1,035,891	712,800	343,556	52,644	297,000	310,750	350,585	83,178	204,555	—	—	—	—	—
Other	205,350	1,806,342	814,770	11,550	542,362	500,205	693,232	—	366,168	—	—	—	—	—
Long-term employee benefits	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	3,392,793	981,490	105,710	—	654,502	482,768	436,981	36,434	187,704	—	—	—	—	—
Termination benefits	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total remuneration expense *	5,957,034	4,796,632	1,909,901	141,777	2,033,864	1,858,723	2,127,868	269,612	945,927	—	—	—	—	—

2021
Short-term employee benefits
Base salary	1,323,000	1,296,000	—	—	540,000	237,741	365,854	—	272,448	628,199	—	—	143,100	1,300,000
Annual incentive	1,695,094	1,192,320	—	—	496,800	197,107	372,351	—	239,754	623,036	—	—	128,437	1,300,000
Other	205,350	1,276,225	—	—	96,600	27,862	11,271	—	77,000	5,512,172	—	—	143,936	1,013,859
Long-term employee benefits	166,518	—	—	—	—	—	—	—	—	(144,764)	—	—	—	—
Share-based payments	2,158,098	1,066,672	—	—	467,471	469,127	491,760	—	330,726	(60,701)	(103,954)	(26,417)	—	277,390
Termination benefits	—	—	—	—	—	—	—	—	—	2,936,759	—	—	579,675	2,625,000
Total remuneration expense *	5,548,060	4,831,217	—	—	1,600,871	931,837	1,241,236	—	919,928	9,494,701	(103,954)	(26,417)	995,148	6,516,249
* Total remuneration expense for 2022 excludes accrued payroll taxes of EUR0 million (US$0) (2021: EUR-3 million (US$-3) recorded in ‘Selling, general and administrative expenses’ incurred by the Company pertaining to payments made to Ursula Burns.
** Considered to be key management personnel as defined in IAS 24 Related Party Disclosures.

In whole US dollars	Kaan Terzioglu	Serkan Okandan	Victor Biryukov	Omiyinka Doris	Joop Brakenhoff	Michael Schulz	Dmitry Shvets	Matthieu Galvani	Alex Bolis	Sergio Herrero	Ursula Burns	Murat Kirkgoz	Alex Kazbegi	Scott Dresser
	Group CEO**	Group CFO**	Group General Counsel**	Acting Group General Counsel**	Group Chief Internal Audit & Compliance Officer	Group Chief People Officer	Group Head of Portfolio Management	Chief Corporate Affairs Officer	Group Head of Corporate Development, Communications and Investor Relations	Former Co-GCEO	Former Group CEO**	Former Deputy Group CFO**	Former Chief Strategy Officer	Former Group General Counsel**
2022
Short-term employee benefits
Base salary	1,390,582	1,362,203	678,869	81,546	567,585	593,862	680,135	157,662	197,078	—	—	—	—	—
Annual incentive	1,088,807	749,212	361,112	55,333	312,172	326,624	368,500	87,427	215,004	—	—	—	—	—
Other	215,840	1,898,615	856,404	12,140	570,067	525,757	728,656	—	384,873	—	—	—	—	—
Long-term employee benefits	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	3,566,105	1,031,627	111,111	—	687,936	507,429	459,310	38,296	197,292	—	—	—	—	—
Termination benefits	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total remuneration expense *	6,261,334	5,041,657	2,007,496	149,019	2,137,760	1,953,672	2,236,601	283,385	994,247	—	—	—	—	—

2021
Short-term employee benefits
Base salary	1,564,015	1,532,096	—	—	638,373	281,051	433,078	—	322,081	742,676	—	—	169,169	1,536,825
Annual incentive	2,003,894	1,409,528	—	—	587,303	233,014	440,768	—	283,431	736,572	—	—	151,835	1,536,825
Other	242,759	1,508,718	—	—	114,198	32,938	13,342	—	91,027	6,516,660	—	—	170,158	1,198,557
Long-term employee benefits	196,853	—	—	—	—	—	—	—	—	(171,144)	—	—	—	—
Share-based payments	2,551,245	1,260,991	—	—	552,631	554,589	582,119	—	390,975	(71,763)	(122,891)	(31,230)	—	327,923
Termination benefits	—	—	—	—	—	—	—	—	—	3,471,927	—	—	685,276	3,103,204
Total remuneration expense *	6,558,766	5,711,333	—	—	1,892,505	1,101,592	1,469,307	—	1,087,514	11,224,928	(122,891)	(31,230)	1,176,438	7,703,333
* Total remuneration expense for 2022 excludes accrued payroll taxes of EUR0 million (US$0) (2021: EUR-3 million (US$-3) recorded in ‘Selling, general and administrative expenses’ incurred by the Company pertaining to payments made to Ursula Burns.
** Considered to be key management personnel as defined in IAS 24 Related Party Disclosures.

Schedule of compensation paid to supervisory board members
The following table sets forth the total remuneration expense to the members of the Board of Directors for the periods indicated (gross amounts in whole euro and whole U.S. dollar equivalents). For details on changes in Board of Directors, please refer to explanations below.

	Retainer		Committees		Other compensation		Total
In whole euros	2022	2021	2022	2021	2022	2021	2022	2021

Hans-Holger Albrecht	483,078	487,500	190,558	136,458	1,184,142	1,098,610	1,857,778	1,722,568
Yaroslav Glazunov	281,250	75,000	80,000	—	—	—	361,250	75,000
Andrei Gusev	281,250	75,000	52,500	—	500,000	—	833,750	75,000
Gunnar Holt	625,000	350,000	68,750	150,000	—	—	693,750	500,000
Irene Shvakman	350,000	195,115	55,000	27,874	—	—	405,000	222,989
Vasily Sidorov	350,000	195,115	123,750	111,494	—	—	473,750	306,609
Michiel Soeting	277,083	—	57,083	—	—	—	334,166	—
Karen Linehan	342,289	—	53,899	—	—	—	396,188	—
Augie Fabela	175,000	—	57,500	—	—	—	232,500	—
Morten Lundal	175,000	—	42,500	—	—	—	217,500	—
Stan Miller	175,000	—	30,000	—	—	—	205,000	—
Mikhail Fridman	12,500	75,000	—	—	—	—	12,500	75,000
Leonid Boguslavsky	175,000	335,417	12,500	23,958	—	—	187,500	359,375
Gennady Gazin	387,500	842,708	62,500	57,292	1,566,303	1,971,749	2,016,303	2,871,749
Sergi Herrero	175,000	195,417	12,500	13,958	—	—	187,500	209,375
Robert Jan van de Kraats	65,860	350,000	23,522	125,000	—	—	89,382	475,000
Osama Bedier	—	155,556	—	44,444	—	—	—	200,000
Peter Derby	—	155,556	—	66,667	—	—	—	222,223
Amos Genish	—	155,556	—	66,667	—	—	—	222,223
Steve Pusey	—	189,583	—	53,125	—	—	—	242,708
Total compensation	4,330,810	3,832,523	922,562	876,937	3,250,445	3,070,359	8,503,817	7,779,819

	Retainer		Committees		Other compensation		Total
In whole US dollars	2022	2021	2022	2021	2022	2021	2022	2021

Hans-Holger Albrecht	507,763	576,323	200,296	161,321	1,244,652	1,298,776	1,952,711	2,036,420
Yaroslav Glazunov	295,622	88,665	84,088	—	—	—	379,710	88,665
Andrei Gusev	295,622	88,665	55,183	—	525,550	—	876,355	88,665
Gunnar Holt	656,938	413,770	72,263	177,330	—	—	729,201	591,100
Irene Shvakman	367,885	230,665	57,810	32,952	—	—	425,695	263,617
Vasily Sidorov	367,885	230,665	130,074	131,808	—	—	497,959	362,473
Michiel Soeting	291,242	—	60,000	—	—	—	351,242	—
Karen Linehan	359,780	—	56,653	—	—	—	416,433	—
Augie Fabela	183,943	—	60,438	—	—	—	244,381	—
Morten Lundal	183,943	—	44,672	—	—	—	228,615	—
Stan Miller	183,943	—	31,533	—	—	—	215,476	—
Mikhail Fridman	13,139	88,665	—	—	—	—	13,139	88,665
Leonid Boguslavsky	183,943	396,530	13,139	28,323	—	—	197,082	424,853
Gennady Gazin	407,301	996,250	65,694	67,730	1,646,342	2,331,001	2,119,337	3,394,981
Sergi Herrero	183,943	231,022	13,139	16,502	—	—	197,082	247,524
Robert Jan van de Kraats	69,226	413,770	24,723	147,775	—	—	93,949	561,545
Osama Bedier	—	183,898	—	52,542	—	—	—	236,440
Peter Derby	—	183,898	—	78,813	—	—	—	262,711
Amos Genish	—	183,898	—	78,813	—	—	—	262,711
Steve Pusey	—	224,125	—	62,804	—	—	—	286,929
Total compensation	4,552,118	4,530,809	969,705	1,036,713	3,416,544	3,629,777	8,938,367	9,197,299